Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Revenue

	Years Ended December 31
(in thousands)	2017		2016

Sales

Silver

Silver credit sales	$365,251	43%	$404,020	45%

Concentrate sales	54,023	7%	76,321	9%

	$419,274	50%	$480,341	54%

Gold

Gold credit sales	$394,809	47%	$365,825	41%

Concentrate sales	29,132	3%	45,391	5%

	$423,941	50%	$411,216	46%

Total sales revenue	$843,215	100%	$891,557	100%